S000061337 [Member] Expense Example - iShares Bloomberg Roll Select Commodity Strategy ETF - iShares Bloomberg Roll Select Commodity Strategy ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 29
Expense Example, with Redemption, 3 Years	90
Expense Example, with Redemption, 5 Years	157
Expense Example, with Redemption, 10 Years	$ 363